Ultra-Small Company Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.20%
Communication Services - 3.22%
Cumulus Media, Inc.,
Class A* 23,800 $ 10,519
Eventbrite, Inc., Class A* 558,000 1,177,380
Harte Hanks, Inc.* 8,246 39,581
iHeartMedia, Inc.,
Class A* 331,481 546,944
Outbrain, Inc.* 177,438 661,844
Playstudios, Inc.* 57,300 72,771
Zedge, Inc., Class B* 16,700 38,911
2,547,950
Consumer Discretionary - 10.12%
1stdibs.com, Inc.* 96,700 293,968
Allbirds, Inc., Class A*+ 23,831 153,472
Alliance Entertainment
Holding Corp.* 12,200 40,870
AMCON Distributing
Co. 2,180 255,725
American Outdoor
Brands, Inc.* 10,500 127,680
American Public
Education, Inc.* 16,893 377,052
Aterian, Inc.* 8,860 18,606
BARK, Inc.*+ 548,200 761,998
Beachbody Co., Inc.
(The)*+ 6,109 45,756
Cato Corp. (The),
Class A+ 52,610 175,191
Destination XL Group,
Inc.* 97,000 141,620
Duluth Holdings, Inc.,
Class B* 10,000 17,400
Educational
Development Corp.* 55,700 76,309
Envela Corp.* 10,000 62,300
Fossil Group, Inc.* 213,300 245,295
Full House Resorts,
Inc.*+ 22,300 93,214
GoPro, Inc., Class A* 290,000 192,241
JAKKS Pacific, Inc. 8,872 218,872
Lands' End, Inc.* 2,900 29,522
Lifetime Brands, Inc. 8,800 43,384
Live Ventures, Inc.* 11,878 90,629
Movado Group, Inc. 89,853 1,502,342
RealReal, Inc. (The)* 178,500 962,115
RumbleON, Inc.,
Class B* 34,840 98,249
Sleep Number Corp.*+ 34,600 219,364
Sportsman's Warehouse
Holdings, Inc.* 39,200 38,969
Tilly's, Inc., Class A* 36,888 81,154
Industry Company Shares Value
Consumer Discretionary (continued)
Universal Electronics,
Inc.* 22,845 $ 139,811
Vacasa, Inc., Class A*+ 43,932 236,354
Yoshiharu Global Co.,
Class A* 3,300 40,458
Zumiez, Inc.* 82,639 1,230,495
8,010,415
Consumer Staples - 3.80%
Beauty Health Co.
(The)*+ 1,211,600 1,623,544
Farmer Bros Co.* 16,300 36,186
Lifevantage Corp. 31,906 465,189
Mama's Creations, Inc.*+ 10,000 65,100
Mannatech, Inc.* 23,388 214,702
Natural Alternatives
International, Inc.*+ 45,300 155,832
Natural Health Trends
Corp. 7,600 38,456
Nature's Sunshine
Products, Inc.* 3,300 41,415
Nu Skin Enterprises,
Inc., Class A 50,000 363,000
3,003,424
Energy - 9.02%
Amplify Energy Corp.* 217,400 813,076
Barnwell Industries, Inc.* 80,030 129,648
Berry Corp. 50,000 160,500
DMC Global, Inc.* 27,000 227,340
Epsilon Energy, Ltd. 225,397 1,591,303
Evolution Petroleum
Corp. 19,033 98,591
Forum Energy
Technologies, Inc.* 6,600 132,726
Gran Tierra Energy, Inc.* 117,593 579,733
Hallador Energy Co.* 51,100 627,508
KLX Energy Services
Holdings, Inc.*+ 73,872 258,552
PHX Minerals, Inc. 22,880 90,376
PrimeEnergy Resources
Corp.* 3,100 706,459
Ranger Energy Services,
Inc., Class A 86,856 1,232,487
Ring Energy, Inc.*+ 355,000 408,250
Smart Sand, Inc. 30,618 79,301
7,135,850

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials - 20.92%
ACRES Commercial
Realty Corp.* 3,800 $ 82,346
AG Mortgage Investment
Trust, Inc. 104,126 760,120
Atlantic American Corp. 72,015 122,425
Bank of Marin Bancorp 61,766 1,363,176
BayCom Corp. 3,900 98,163
C&F Financial Corp. 1,100 74,129
CF Bankshares, Inc. 4,800 105,792
Chemung Financial
Corp. 25,750 1,224,927
Citizens Community
Bancorp, Inc. 42,700 614,026
Colony Bankcorp, Inc. 1,444 23,321
Community West
Bancshares 31,771 587,128
Consumer Portfolio
Services, Inc.* 38,859 336,908
Finward Bancorp 1,442 41,962
Finwise Bancorp* 9,700 169,847
First Community Corp. 10,637 239,971
First Western Financial,
Inc.* 28,931 568,494
FS Bancorp, Inc. 9,871 375,197
FVCBankcorp, Inc.* 53,165 561,954
Investar Holding Corp. 23,165 407,936
James River Group
Holdings, Ltd. 50,000 210,000
Manhattan Bridge
Capital, Inc. 15,216 89,927
Medallion Financial
Corp. 8,000 69,680
Meridian Corp. 7,843 112,939
MVB Financial Corp. 36,700 635,644
National Bankshares,
Inc. 3,637 96,853
Norwood Financial Corp. 4,414 106,686
Oak Valley Bancorp 35,664 890,173
Ohio Valley Banc Corp. 1,900 49,495
OP Bancorp 44,550 535,491
Parke Bancorp, Inc. 11,568 217,941
Paysign, Inc.* 88,670 187,980
PCB Bancorp 3,100 58,001
Peoples Bancorp of
North Carolina, Inc. 7,200 196,128
Pioneer Bancorp, Inc.* 15,600 182,676
Portman Ridge Finance
Corp.+ 8,500 121,975
Primis Financial Corp. 67,900 663,383
Princeton Bancorp, Inc. 16,773 512,415
Industry Company Shares Value
Financials (continued)
Security National
Financial Corp.,
Class A* 146,193 $ 1,768,935
Southern States
Bancshares, Inc. 6,500 232,375
Third Coast Bancshares,
Inc.* 25,659 856,241
Timberland Bancorp, Inc. 19,071 574,991
Virginia National
Bankshares Corp. 10,208 368,305
William Penn Bancorp 5,200 56,784
16,552,840
Health Care - 23.41%
4D Molecular
Therapeutics, Inc.* 12,484 40,323
Aclaris Therapeutics,
Inc.* 83,300 127,449
Adicet Bio, Inc.* 810,300 611,776
American Shared
Hospital Services* 67,567 187,836
American Well Corp.,
Class A* 91,741 722,919
CareCloud, Inc.* 70,800 98,412
ClearPoint Neuro, Inc.*+ 66,992 796,535
Co.-Diagnostics, Inc.* 272,900 84,490
Cumberland
Pharmaceuticals,
Inc.*+ 133,068 562,878
CytomX Therapeutics,
Inc.* 155,624 98,946
Design Therapeutics,
Inc.* 89,700 346,242
Electromed, Inc.* 49,963 1,192,117
Eledon Pharmaceuticals,
Inc.* 33,400 113,226
Eton Pharmaceuticals,
Inc.*+ 106,070 1,376,789
FONAR Corp.* 30,100 421,701
Heron Therapeutics,
Inc.*+ 700,000 1,540,000
iCAD, Inc.* 74,600 153,676
Ikena Oncology, Inc.* 51,100 65,408
Inogen, Inc.* 108,851 776,108
iSpecimen, Inc.* 21,800 23,108
Joint Corp. (The)* 4,200 52,458
Kewaunee Scientific
Corp.*+ 6,900 271,722
Kezar Life Sciences, Inc.* 41,000 200,080
KORU Medical Systems,
Inc.* 45,305 115,075

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Kyverna Therapeutics,
Inc.*+ 73,400 $ 141,662
LifeMD, Inc.*+ 163,657 890,294
MEI Pharma, Inc.* 26,869 58,843
Milestone Scientific, Inc.* 188,700 175,982
Mural Oncology PLC* 115,872 145,999
Nektar Therapeutics* 992,100 674,628
OptimizeRx Corp.* 99,029 857,591
Opus Genetics, Inc.* 44,036 43,234
OraSure Technologies,
Inc.* 390,000 1,314,300
Passage Bio, Inc.* 416,042 146,904
PMV Pharmaceuticals,
Inc.* 69,900 76,191
Quince Therapeutics,
Inc.*+ 33,495 44,548
Quipt Home Medical
Corp.* 62,600 145,858
Retractable
Technologies, Inc.* 59,500 41,858
Rigel Pharmaceuticals,
Inc.* 12,520 225,235
Sagimet Biosciences,
Inc., Class A*+ 69,400 226,244
Seer, Inc.* 595,943 1,007,144
Semler Scientific, Inc.*+ 15,676 567,471
Spectral AI, Inc.*+ 174,000 200,100
SunLink Health Systems,
Inc.* 70,178 70,178
Tourmaline Bio, Inc.*+ 7,500 114,075
Vanda Pharmaceuticals,
Inc.* 46,100 211,599
Vicarious Surgical, Inc.,
Class A* 11,800 77,408
Viemed Healthcare, Inc.* 26,500 192,920
VYNE Therapeutics, Inc.* 51,958 82,094
Whitehawk
Therapeutics, Inc.*+ 315,284 561,205
XBiotech, Inc.* 42,400 137,376
Y-mAbs Therapeutics,
Inc.*+ 24,900 110,307
18,520,522
Industrials - 10.90%
Acme United Corp. 12,453 493,263
Avalon Holdings Corp.,
Class A* 13,700 38,908
Blade Air Mobility, Inc.* 57,300 156,429
Byrna Technologies, Inc.* 33,871 570,388
Civeo Corp. 70,400 1,619,200
CPI Aerostructures,
Inc.*+ 4,300 14,921
Industry Company Shares Value
Industrials (continued)
DLH Holdings Corp.*+ 69,520 $ 281,556
Eastern Co. (The) 3,500 88,620
Forrester Research, Inc.* 49,000 452,760
FreightCar America, Inc.* 38,000 210,140
Gencor Industries, Inc.* 7,600 92,416
Greenland Technologies
Holding Corp.*+ 25,000 43,750
Hudson Global, Inc.* 10,958 116,922
Hudson Technologies,
Inc.* 277,242 1,710,583
Hydrofarm Holdings
Group, Inc.* 7,970 15,063
Mastech Digital, Inc.* 13,697 139,846
NeoVolta, Inc.*+ 52,200 113,274
NN, Inc.* 28,900 65,314
Novusterra, Inc.*
∆
#+ 25,745 258
Perma-Fix Environmental
Services, Inc.*+ 20,300 147,581
Pioneer Power
Solutions, Inc. 39,200 117,208
Quad/Graphics, Inc. 62,574 341,028
Radiant Logistics, Inc.* 5,700 35,055
Resources Connection,
Inc. 86,800 567,672
Skillsoft Corp.* 31,040 597,210
Taylor Devices, Inc.*+ 1,000 32,270
TrueBlue, Inc.* 106,800 567,108
8,628,743
Information Technology - 10.43%
ACCESS Newswire,
Inc.* 5,268 46,516
Airgain, Inc.*+ 11,400 38,418
Astrotech Corp.* 4,700 30,456
Backblaze, Inc., Class A* 62,000 299,460
ClearOne, Inc. 53,600 31,099
Consensus Cloud
Solutions, Inc.* 59,000 1,361,720
CS Disco, Inc.* 162,152 663,202
eGain Corp.* 45,900 222,615
Kaltura, Inc.* 90,300 169,764
Magnachip
Semiconductor Corp.* 367,754 1,261,396
Marin Software, Inc.* 12,300 16,605
ON24, Inc.* 305,648 1,589,370
Red Violet, Inc. 6,700 251,853
RF Industries, Ltd.* 29,696 139,274
Rimini Street, Inc.* 339,200 1,180,416
SigmaTron International,
Inc.* 70,800 88,500

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Taitron Components,
Inc., Class A 68,200 $ 171,864
Turtle Beach Corp.* 22,600 322,502
Upland Software, Inc.* 113,100 323,466
WM Technology, Inc.* 36,600 41,358
8,249,854
Materials - 3.61%
Ampco-Pittsburgh Corp.* 35,935 77,979
Arq, Inc.* 158,364 660,378
Flexible Solutions
International, Inc. 63,900 322,695
Flotek Industries, Inc.* 19,600 163,268
Friedman Industries, Inc. 73,121 1,088,772
Rayonier Advanced
Materials, Inc.* 94,200 541,650
2,854,742
Real Estate - 3.77%
Alpine Income Property
Trust, Inc. 49,094 820,852
AMREP Corp.*+ 22,298 447,075
Clipper Realty, Inc. 3,934 15,107
Douglas Elliman, Inc.* 986,716 1,697,151
2,980,185
TOTAL COMMON STOCKS - 99.20% 78,484,525
(Cost $82,324,378)
.
Rights - 0.00%
AVROBIO, Inc.,
CVR*
∆
#+++ 11,783 —
Enliven Therapeutics,
Inc., CVR*
∆
#+++ 18,900 —
TOTAL RIGHTS - 0.00% —
(Cost $ — )
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.92%
Fidelity Investments
Money Market
Government Portfolio
Class I 4.23% 728,404
728,404
TOTAL MONEY MARKET FUND - 0.92% 728,404
(Cost $728,404)
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 3.20%
Dreyfus Institutional
Preferred Government
Money Market Fund** 4.29% 2,531,679
$ 2,531,679
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 3.20% 2,531,679
(Cost $2,531,679)
TOTAL INVESTMENTS
-
103.32%
$ 81,744,608
(Cost $85,584,461)
Liabilities in Excess of Other Assets - (3.32%) (2,623,518)
NET ASSETS - 100.00% $ 79,121,090
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $258, which is
0.00% of total net assets.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2025.
^ Rate disclosed as of March 31, 2025.
+ This security or a portion of the security is out on loan as of
March 31, 2025. Total loaned securities had a value of
$5,686,629 as of March 31, 2025.
+++ No stated maturity date.
CVR - Contingent Value Right
PLC - Public Limited Company

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 3/31/2025:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Industrials $ 8,628,485 $ – $ 258 $ 8,628,743
Other Industries (a) 69,855,782 – – 69,855,782
Total Common Stocks 78,484,267 – 258 78,484,525
Rights – – 0 0
Money Market Fund 728,404 – – 728,404
Investments Purchased With Cash Proceeds From Securities
Lending 2,531,679 – – 2,531,679
TOTAL
$81,744,350 $– $258 $81,744,608
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights Total
Balance as of 06/30/2024 $ 515 $ 0 $ 515
Purchases/Issuances – – –
Sales/Expirations – – –
Return of Capital – – –
Realized Gain/(Loss) – – –
Change in unrealized Appreciation/(Depreciation) (257) – (257)
Transfers in – – –
Transfers out – – –
Balance as of 03/31/2025 $ 258 $ 0 $ 258
Net change in unrealized Appreciation/(Depreciation) from investments held as of 03/31/2025 $ (257) $ – $ (257)